OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Tables Abstract
Other liabilities
	At December 31	At December 31
(in thousands)	2019	2018

Debt obligations:
Lease obligations	$739	$-
Loan obligations	263	-
Flow-through share premium obligation (note 18)	902	1,337
	$1,904	$1,337

Other liabilities-by balance sheet presentation:
Current	$1,372	$1,337
Non-current	532	-
	$1,904	$1,337

Debt obligations continuity
	Lease	Loan	Total Debt
(in thousands)	Liabilitites	Liabilities	Obligations

Balance – December 31, 2018	$-	$-	$-
Adoption of IFRS 16 (note 5)	944	-	944
Accretion	76	-	76
Additions	38	632	670
Repayments	(293)	(369)	(662)
Liability adjustment gain (note 22)	(26)	-	(26)
Balance – December 31, 2019	$739	$263	$1,002

Scheduled maturities of debt obligations
	Lease	Loan	Total Debt
(in thousands of CAD dollars)	Liabilitites	Liabilities	Obligations

Maturity analysis – contractual undiscounted cash flows:
Next 12 months	$235	$235	$470
One to five years	571	35	606
More than five years	93	-	93
Total obligation – end of period - undiscounted	899	270	1,169
Present value discount adjustment	(160)	(7)	(167)
Total obligation – end of period - discounted	$739	$263	$1,002